RELATED PARTY TRANSACTIONS (Details) (USD $)	1 Months Ended		9 Months Ended
	Jul. 31, 2010	Mar. 31, 2010	Sep. 30, 2012
Dr.Hunkapiller [Member]
Date of grant			Apr. 04, 2011
Fair value of common stock on date of grant			$ 0.906	[1]
Exercise price of the options			$ 1.25
Expected life of the options (years)			5 years 3 months 22 days
Dividend yield			0.00%
Expected volatility			54.12%
Risk-free interest rate			2.26%
Expected forfeiture per year (%)			0.00%
Weighted-average fair value of the options (per unit)			0.3729
Chief Executive Officer and Chief Technology Officer [Member]
Date of grant			Jul. 22, 2010
Fair value of common stock on date of grant	$ 6.00	$ 3.00	$ 2.756	[2]
Exercise price of the options			$ 5.00
Expected life of the options (years)			3 years 3 months 29 days
Dividend yield			0.00%
Expected volatility			58.59%
Risk-free interest rate			1.03%
Expected forfeiture per year (%)			0.00%
Weighted-average fair value of the options (per unit)			0.6744
Employees and Officers [Member]
Date of grant			Sep. 01, 2011
Fair value of common stock on date of grant			$ 0.906	[1]
Exercise price of the options			$ 1.25
Expected life of the options (years)			5 years 7 months 24 days
Dividend yield			0.00%
Expected volatility			53.90%
Risk-free interest rate			1.08%
Expected forfeiture per year (%)			0.00%	[3]
Weighted-average fair value of the options (per unit)			0.3579
Non Employee Director [Member] | Stock Option One [Member]
Date of grant			Sep. 01, 2011
Fair value of common stock on date of grant			$ 0.906	[1]
Exercise price of the options			$ 1.25
Expected life of the options (years)			5 years 7 months 24 days
Dividend yield			0.00%
Expected volatility			53.90%
Risk-free interest rate			1.08%
Expected forfeiture per year (%)			0.00%
Weighted-average fair value of the options (per unit)			0.3579
Non Employee Director [Member] | Stock Option Two [Member]
Date of grant			Apr. 30, 2012
Fair value of common stock on date of grant			$ 6	[4]
Exercise price of the options			$ 6.00
Expected life of the options (years)			5 years
Dividend yield			0.00%
Expected volatility			62.46%
Risk-free interest rate			0.89%
Expected forfeiture per year (%)			0.00%
Weighted-average fair value of the options (per unit)			3.0367

[1]	The fair value of the Company's common stock was derived implicitly from the Private Placement during April through June 2011 at $1.25 per Unit, wherein one Unit was comprised of one share of common stock and one warrant to purchase one share of common stock at an exercise price of $1.60 per share.
[2]	The fair value of the Company's common stock was derived implicitly from the public offering filed in March 2010 at $3.00 per share and from the terms of an underwritten offering contemplated in July 2010 at $6.00 per Unit that was filed in October 2010, with $2.756 per share being allocated to common stock using an iterative approach in order for the combined fair value of the common stock and warrants to equal the amount of consideration to be received in the offering.
[3]	0.00% for the first year after the grant date, and 2.50% for every three months thereafter.
[4]	The fair value of the Company's common stock was derived implicitly from the public offering filed in February 2012 at $6.00 per share.